Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Income Taxes
The following table presents the domestic and foreign components of the pre-tax loss and the income tax provision:

	Year Ended December 31,
	2011	2010	2009
Income (Loss) before tax:
U.S.	$(128,877)	$(8,061)	$(11,099)
Foreign	(33,293)	97	(2,354)
Total	$(162,170)	$(7,964)	$(13,453)

The income tax provision consisted of the following amounts:
Current:
Federal	$—	$—	$(88)
	—	—	(88)
Deferred:
Federal	(4,826)	1,567	1,984
State	(223)	—	—
Foreign	(146)	—	—
	(5,195)	1,567	1,984
Total	$(5,195)	$1,567	$1,896

Income tax benefit for the year ended December 31, 2011 primarily consists of a deferred U.S. tax provision for the difference between book and tax treatment of goodwill associated with the acquisitions of Adenyo and InfoSpace Mobile as well as foreign income taxes. We maintain a full valuation allowance against our net deferred tax assets which precludes us from recognizing a tax benefit for our current operating losses. Our historical lack of profitability is a key factor in concluding there is insufficient evidence of our ability to realize any future benefits from our deferred tax assets.

Significant components of our deferred tax assets and liabilities consist of the following as of December 31:

	Year Ended December 31,
	2011	2010	2009
Domestic net operating loss carry forwards	$82,896	$81,218	$80,251
Fixed assets	1,868	(1,404)	3,132
Research and development credits	5,323	5,286	5,037
Foreign net operating loss carry forwards	9,333	1,721	399
Domestic capital loss carry forward	255	246	108
Compensation accruals	4,135	5,548	3,568
Deferred revenue	(612)	(1,209)	1,988
Amortization of intangible assets	28,617	(351)	(1,458)
Allowance for bad debts	243	155	94
Severance and restructuring	120	32	63
Foreign tax credits	1,469	—	—
Transaction costs	581	—	—
Other accruals	(133)	(444)	(570)
Deferred tax assets	134,095	90,798	92,612
Valuation allowance	(134,095)	(90,798)	(92,612)
Net deferred tax assets	$—	$—	$—
Amortization of goodwill	(262)	(5,328)	(3,760)
Net deferred tax liability	$(262)	$(5,328)	$(3,760)

As of December 31, 2011, the Company provided a full valuation allowance against its gross deferred tax assets because realization of these benefits could not be reasonably assured. The $43,297 increase in the valuation allowance for the period December 31, 2010 to December 31, 2011 was related to the impact of significant book impairment charges incurred during the current year, resulting in large basis differences between book and tax related to intangible assets and goodwill. The deferred tax asset includes net assets acquired in business combinations. Due to recent accounting rule changes, the realization of these assets cannot be recognized as an adjustment to goodwill or an intangible asset.

We had research and development tax credit carryforwards of $5,323 at December 31, 2011 that will begin to expire in 2014.

As of December 31, 2011, the Company had federal, and state net operating loss carryforwards of $237,481 and $22,268, respectively. These net operating loss carryforwards begin to expire in varying amounts starting in 2019 and 2014 for federal and state income tax purposes, respectively. The ultimate availability of the federal, and state net operating loss carryforwards to offset future income may be subject to limitation under the rules regarding changes in stock ownership as determined by the Internal Revenue Code.

No provision for deferred U.S. income taxes has been made for consolidated foreign subsidiaries, because to the extent there are future earnings, we intend to permanently reinvest them in those foreign operations. If such earnings were not permanently reinvested, a deferred tax liability may be required.

The Company has determined that there are no unrecognized tax benefits as of December 31, 2010 and December 31, 2011.

Taxes computed at the statutory federal income tax rate of 34% are reconciled to the income tax provision as follows:

	Year Ended December 31,
	2011	2010	2009
United States federal tax at statutory rate	34.0%	34.0%	34.0%
Change in valuation allowance	(18.5)	16.4	(48.1)
State taxes (net of federal benefit)	0.9	0.2	2.7
Tax credit earned	1.1	—	7.4
Foreign rate differential	—	—	(0.2)
Effect of rate change	(0.7)	(42.9)	(1.1)
Provision to return	1.1	(15.6)	(2.6)
Tax attribute limitations	(5.0)	—	—
Non-deductible expenses and other	(9.7)	(11.8)	(6.2)
Effective rate	3.2%	(19.7)%	(14.1)%

We did not make any income tax payments related to our continuing operations in 2011, 2010 or 2009. The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. With few exceptions, due to either the generation of net operating losses or because our subsidiaries have a relatively short corporate life, all tax years for which the Company or one of its subsidiaries filed a tax return remain open.